Derivative Financial Instruments - Schedule of Cash Flow Hedging Instruments, Statements of Financial Performance and Financial Position, Location (Detail) - Interest Rate Contracts [Member] - Successor [Member] - Cash Flow Hedging [Member] - USD ($)
$ in Millions
	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Amount of (Gain) Loss Recognized in OCI on Derivatives (Effective Portion)	$ (0.3)	$ 5.5	$ 4.5	$ 5.0	$ 4.6	$ (5.0)
Interest Expense [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Amount of (Gain) Loss Reclassified from Accumulated OCI to Income (Effective Portion)	1.6	1.6	3.2	3.2	6.5	4.4
Amount of (Gain) Loss Recognized in Income on Derivatives (Ineffective Portion)	$ 0.2	$ (0.6)	$ 1.4	$ 0.7	$ 0.3	$ (4.3)